Securities - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
OTTI recognized in accumulated other comprehensive income for securities available for sale	$ 0	$ 0
Issued by U.S. government-sponsored entities and agencies [Member]
Schedule of Available-for-sale Securities [Line Items]
Minimum percentage of securities hold	10.00%	10.00%